Property, plant and equipment, net (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Office premises | $	[1]			$ 1,866		$ 1,866
Leasehold improvements | $				155		156
Furniture, fixtures and office equipment | $				511		591
Motor vehicles | $				173		173
Testing equipment | $				37		37
Property, plant and equipment, gross | $				2,742		2,823
Less: accumulated depreciation and amortization | $				(2,042)		(2,069)
Net | $				$ 700		$ 754
ZHEJIANG TIANLAN
Building and leasehold improvements					¥ 167,874		¥ 56,665
Furniture, fixtures and office equipment					3,543		11,090
Motor vehicles					4,808		4,390
Plant and machineries					8,937		111,928
Property, plant and equipment, gross					185,162		184,073
Less: accumulated depreciation and amortization					(63,881)		(57,795)
Less: accumulated impairment losses		¥ (33,500)	¥ (33,500)
Total					(97,381)		(91,295)
Net					¥ 87,781		¥ 92,778

[1]	Far East earns rental income from a property in Beijing, PRC for which it does not hold the title. Far East is investigating various ways in which to obtain the title but has not formulated a specific plan as of the date of issuance of this consolidated financial statements. The net book value of the property at December 31, 2019 is approximately US$96,000 (2018: US$100,000).